COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements

        Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2017 were as follows:

Year Ending December 31:	$
2018	10,230
2019	8,884
2020	8,025
2021	6,889
2022	4,965
Thereafter	71,667

Total	110,660

Schedule of future minimum lease payments assets under capital leases

Year Ending December 31:	$
2018	59,340
2019	33,300
2020	14,231
2021 and thereafter	3,425

Total minimum lease payments	110,296
Less: amount representing interest	6,982

Present value of net minimum lease payments	103,314
Current portion	59,942

Non-current portion	43,372

Schedule of future minimum obligation, using market prices, under all supply agreements
Year Ending December 31:	$
2018	1,187,834